Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	AMERICAN FUNDS FUNDAMENTAL INVESTORS
Central Index Key	0000039473
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014
FUNDAMENTAL INVESTORS® | Class A
Risk/Return:
Trading Symbol	ANCFX
FUNDAMENTAL INVESTORS® | Class R-1
Risk/Return:
Trading Symbol	RFNAX
FUNDAMENTAL INVESTORS® | Class R-2
Risk/Return:
Trading Symbol	RFNBX
FUNDAMENTAL INVESTORS® | Class R-3
Risk/Return:
Trading Symbol	RFNCX
FUNDAMENTAL INVESTORS® | Class R-4
Risk/Return:
Trading Symbol	RFNEX
FUNDAMENTAL INVESTORS® | Class R-5
Risk/Return:
Trading Symbol	RFNFX
FUNDAMENTAL INVESTORS® | Class B
Risk/Return:
Trading Symbol	AFIBX
FUNDAMENTAL INVESTORS® | Class C
Risk/Return:
Trading Symbol	AFICX
FUNDAMENTAL INVESTORS® | Class F-1
Risk/Return:
Trading Symbol	AFIFX
FUNDAMENTAL INVESTORS® | Class 529-A
Risk/Return:
Trading Symbol	CFNAX
FUNDAMENTAL INVESTORS® | Class 529-B
Risk/Return:
Trading Symbol	CFNBX
FUNDAMENTAL INVESTORS® | Class 529-C
Risk/Return:
Trading Symbol	CFNCX
FUNDAMENTAL INVESTORS® | Class 529-E
Risk/Return:
Trading Symbol	CFNEX
FUNDAMENTAL INVESTORS® | Class 529-F-1
Risk/Return:
Trading Symbol	CFNFX
FUNDAMENTAL INVESTORS® | Class F-2
Risk/Return:
Trading Symbol	FINFX
FUNDAMENTAL INVESTORS® | Class R-6
Risk/Return:
Trading Symbol	RFNGX